PROPERTY AND EQUIPMENT, NET - Schedule of Financing leases right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Total gross value	€ 1,269	€ 2,007
Less: accumulated depreciation and amortization	813	1,368
Total	€ 455	€ 639
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap_PropertyPlantAndEquipmentNet	us-gaap_PropertyPlantAndEquipmentNet
Facilities
Property and equipment
Total gross value	€ 269	€ 290
Equipment
Property and equipment
Total gross value	220	220
Vehicles and IT equipment
Property and equipment
Total gross value	€ 780	€ 1,497